Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
32	CASH AND CASH EQUIVALENTS

	2019 RMB million	2018 RMB million
Cash	1	1
Bank balances	1,349	645

	1,350	646

At the end of the reporting period, the cash and bank balances of the Group denominated in RMB amounted to RMB547 million (2018: RMB330 million). The RMB is not freely convertible into other currencies. However, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.
Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks and financial institutions with no recent history of default.